Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - Income Taxes

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	December 31, 2012	December 31, 2011
Deferred tax liability	$-	$-
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset	-	-
Net deferred tax liability	-	-
	$-	$-

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2032.

As of December 31, 2012, the Company has a net operating loss carryforward of approximately $1,191,183 available to offset future taxable income through December 31, 2032. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2032.

The net change in valuation allowance for the year ended December 31, 2012 and 2011 was an increase of $194,753 and $251,000, respectively.

The components of income tax expense related to continuing operations are as follows:

	December 31, 2012	December 31, 2011
Federal
Current	$-	$-
Deferred	-	-
	-	-
State and Local
Current	$-	$-
Deferred	-	-

The Company’s income tax expense differed from the statutory rates (federal 34% and state 0%) as follows:

	December 31, 2012	December 31, 2011
Statutory rate applied to earnings before income taxes	$(367,777)	$(305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense	$-	$-